Derivative financial instruments - Fair value of hedge ineffectiveness (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value hedges | Interest rate risk on finance debt
Disclosure of detailed information about financial instruments [line items]
Change in fair value of hedging instrument used to calculate ineffectiveness	$ (258)	$ (764)
Change in fair value of hedged item used to calculate ineffectiveness	258	737
Hedge ineffectiveness recognized in profit or (loss)	0	27
Fair value hedges | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about financial instruments [line items]
Change in fair value of hedging instrument used to calculate ineffectiveness	(2,743)	(336)
Change in fair value of hedged item used to calculate ineffectiveness	2,549	286
Hedge ineffectiveness recognized in profit or (loss)	194	50
Highly probable forecast capital expenditure | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Change in fair value of hedging instrument used to calculate ineffectiveness	4	(1)
Change in fair value of hedged item used to calculate ineffectiveness	(4)	1
Hedge ineffectiveness recognized in profit or (loss)	0	0
Highly probable forecast sales | Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Change in fair value of hedging instrument used to calculate ineffectiveness	78	(100)
Change in fair value of hedged item used to calculate ineffectiveness	(78)	100
Hedge ineffectiveness recognized in profit or (loss)	$ 0	$ 0